Derivative Instruments and Hedging Activities - Additional Information (Detail) (USD $)	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Estimated net fair value of derivatives	$ (975,000)	$ 5,645,000
Derivative asset, collateral, Obligation to return cash, offset	1,090,000	5,500,000
Asset positions	1,800,000	5,645,000
Liability positions	2,800,000
Interest rate derivatives			$ 0